Consolidated Variable Interest Entities (Details) $ in Millions	Jun. 30, 2019 USD ($) Entity	Jun. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) Entity	Dec. 31, 2017 USD ($) Entity
Variable Interest Entity [Line Items]
Number Of Consolidated Variable Interest Entities | Entity			3
Assets	$ 15,140		$ 13,995	$ 14,228
Liabilities	$ 15,163		$ 13,437	$ 12,537
Leased Hotel VIEs [Member]
Variable Interest Entity [Line Items]
Number Of Consolidated Variable Interest Entities | Entity	2		2
Hotel VIEs [Member]
Variable Interest Entity [Line Items]
Number Of Consolidated Variable Interest Entities | Entity			2	2
Management Company [Member]
Variable Interest Entity [Line Items]
Number Of Consolidated Variable Interest Entities | Entity			1	1
Assets		$ 7
Liabilities		$ 3
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Capital Lease Obligations			$ 187	$ 191